Lease liabilities - Summary of lease repayment period (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Right of Use Leases Without Purchase Option [Member]
Disclosure of Lease liabilities [Line Items]
Leases remaining repayments period	8 years 3 months 3 days	7 years 3 months 29 days
Right Of Use Leases With Purchase Option [Member]
Disclosure of Lease liabilities [Line Items]
Leases remaining repayments period	4 years 2 months 26 days	5 years 2 months 19 days